Property and equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
6.	Property and equipment:

		Accumulated	Net book
2012	Cost	amortization	value

Laboratory equipment	$640	$439	$201
Computer equipment	84	65	19
Office equipment	28	3	25
Leasehold improvements	30	4	26

	$782	$511	$271

		Accumulated	Net book
2011	Cost	amortization	value

Laboratory equipment	$3,645	$3,228	$417
Computer equipment	915	635	280
Office equipment	659	609	50
Leasehold improvements	3,185	1,965	1,220
	$8,404	$6,437	$1,967

Amortization expense for the year ended December 31, 2012 amounted to $895 (2011 - $760; 2010 - $838).

During the year ended December 31, 2012, as a result of its restructuring activities, the Company recorded impairment charges of $717 relating to its leasehold improvements and certain computer and office equipment (note 16). The Company did not record any impairment charges on its property and equipment for the years ended December 31, 2011 and 2010.